FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. Fair value information is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2012 and 2013:

Cash, deposits, repos, and other assets: The carrying amount of cash and due from banks, deposits with central bank, securities purchased under agreements to resell, securities sold under agreements to repurchase, interest bearing deposits with banks, and receivables from the Greek State and trade and other receivables included in other assets approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality.

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no specified maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, either based on the prices with which we completed tender offers with respect to these instruments, or using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2012
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,977	2,978	145	2,833	-
Held to maturity securities	356	405	-	380	25
Loans at amortized cost, net of allowance	66,835	67,896	-	-	67,896
Financial Liabilities:
Deposits at amortized cost	88,204	88,245	7,717	80,528	-
Other borrowed funds	2,027	2,025	-	2,025	-
Long-term debt at amortized cost	1,516	1,476	-	1,390	86

	Year ended December 31, 2013
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	3,333	3,334	171	3,163	-
Held to maturity securities	10,360	10,471	812	9,634	25
Loans at amortized cost, net of allowance	65,408	65,940	-	-	65,940
Financial Liabilities:
Deposits at amortized cost	85,312	85,356	10,155	75,201	-
Other borrowed funds	1,678	1,678	-	1,678	-
Long-term debt at amortized cost	1,772	1,747	-	1,704	43

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in Note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2012				value
	(EUR in millions)
Assets
Trading assets	1,994	3,442	33	5,469
Debt securities issued by other governments and public sector entities	223	33	-	256
Greek treasury bills	-	3,222	-	3,222
Foreign treasury bills	1,604	59	-	1,663
Debt securities issued by Greek financial institutions	-	41	-	41
Debt securities issued by foreign financial institutions	113	64	33	210
Corporate debt securities issued by Greek companies	-	18	-	18
Corporate debt securities issued by foreign companies	4	5	-	9
Equity securities issued by Greek companies	30	-	-	30
Equity securities issued by foreign companies	8	-	-	8
Mutual fund units	12	-	-	12
Derivative assets	5	3,659	29	3,693
Available-for-sale securities	3,676	2,948	467	7,091
Greek government bonds	-	1,475	207	1,682
Debt securities issued by other governments and public sector entities	3,032	457	-	3,489
Foreign treasury bills	7	309	-	316
Corporate debt securities issued by companies incorporated in Greece	23	389	75	487
Corporate debt securities issued by companies incorporated outside Greece	4	318	185	507
Equity securities issued by companies incorporated in Greece	88	-	-	88
Equity securities issued by companies incorporated outside Greece	27	-	-	27
Mutual Fund units	495	-	-	495
Loans at fair value(1)	-	181	-	181
Other assets	282	13	11	306
Total Assets	5,957	10,243	540	16,740
Liabilities
Deposits at fair value(2)	-	2,955	-	2,955
Derivative liabilities	5	4,742	37	4,784
Accounts payable, accrued expenses and other liabilities (Securities short position)	4	-	-	4
Long-term debt at fair value(1)	-	-	600	600
Total liabilities	9	7,697	637	8,343

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2013				fair value
	(EUR in millions)
Assets
Trading assets	334	2,724	24	3,082
Debt securities issued by other governments and public sector entities	237	218	-	455
Greek treasury bills	-	2,086	-	2,086
Foreign treasury bills	52	74	-	126
Debt securities issued by foreign financial institutions	5	313	24	342
Corporate debt securities issued by Greek companies	-	20	-	20
Corporate debt securities issued by foreign companies	-	13	-	13
Equity securities issued by Greek companies	26	-	-	26
Equity securities issued by foreign companies	7	-	-	7
Mutual fund units	7	-	-	7
Derivative assets	1	3,649	21	3,671
Available-for-sale securities	2,459	3,646	280	6,385
Greek government bonds	-	1,698	265	1,963
Debt securities issued by other governments and public sector entities	2,053	603	-	2,656
Greek treasury bills	-	157	-	157
Foreign treasury bills	7	333	-	340
Corporate debt securities issued by companies incorporated in Greece	-	407	2	409
Corporate debt securities issued by companies incorporated outside Greece	-	448	13	461
Equity securities issued by companies incorporated in Greece	107	-	-	107
Equity securities issued by companies incorporated outside Greece	19	-	-	19
Mutual Fund units	273	-	-	273
Loans at fair value(1)	-	-	76	76
Other assets	301	70	11	382
Total Assets	3,095	10,089	412	13,596
Liabilities
Deposits at fair value(2)	-	282	-	282
Derivative liabilities	4	3,024	4	3,032
Long-term debt at fair value(1)	-	810	-	810
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)	2	64	-	66
Total Liabilities	6	4,180	4	4,190
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

(c)       Transfers from Level 1 to Level 2

In 2012 and 2013, there were no transfers from Level 1 to Level 2.

(d)       Valuation Process and Control Framework

The Group has various processes in place to ensure that the fair values of its assets and liabilities are reasonably estimated and has established a control framework which is designed to ensure that fair values are validated by functions independent of the risk-taker. To that end, the Group utilizes various sources for determining the fair values of its financial instruments and uses its own independent functions to validate these results where possible.

Fair values of debt securities are determined either by reference to prices for traded instruments in active markets, to external quotations or widely accepted financial models, which are based on market observable or unobservable information where the former is not available, as well as relevant market-based parameters such as interest rates, option volatilities, currency rates etc. and may also include a liquidity risk adjustment where the Group considers appropriate.

The Group may, sometimes, also utilize third-party pricing information and perform validating procedures on this information or base its fair value on the latest transaction prices available, given the absence of an active market or similar transactions. All such instruments, including financial instruments which are subject to liquidity adjustments are categorized within the lowest level of fair value hierarchy (i.e Level 3).

Generally, fair values of debt securities, including significant inputs on the valuation models are independently checked and validated by the Middle Office and Risk Management function on a systematic basis.

Fair values of derivatives are determined by management using valuation models which include discounted cash-flow models, option pricing models or other appropriate models. Adequate control procedures are in place for the validation of these models, including the valuation inputs, on a systematic basis. Risk Management function and Middle Office department provide the control valuation framework necessary to ensure that the fair values are reasonably determined, reflecting current market circumstances and economic conditions. Furthermore, over-the-counter derivatives are also compared on a daily basis with counterparties' valuations, under the daily collateral management process.

Market Valuation Adjustments

Counterparty credit risk-adjustments are applied to all over-the-counter derivatives. Own credit-risk adjustments are applied to reflect the Group's own credit risk when valuing derivatives. Bilateral credit-risk adjustments consider the expected cash flows between the Group and its counterparties under the relevant terms of the derivative instruments and the effect of the credit-risk profile of the counterparties on the valuation of these cashflows. Where appropriate, we take into consideration the credit-risk mitigating arrangements including collateral agreements and master netting arrangements into estimating own and counterparty credit risk valuation adjustments.

The liquidity risk adjustment reflects, among other things, the illiquid nature of certain financial instruments and the cost that would be incurred to close out certain financial positions of the Group either by unwinding or disposing the actual market risk that the Group has undertaken.

Valuation techniques

The fair value of trading assets and available-for-sale debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs is actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2013 include:

  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input and derivatives for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Available-for-sale corporate bonds, for which the fair value was estimated based on the prices with which the issuers completed tender offers with respect to these or similar instruments, or for which there is no active market available and are subject to liquidity adjustments. Available-for-sale investments also include debt securities whose fair value is determined by the value of the underlying collateral.
  Greek Government bonds for which the fair value is based on valuation inputs which are not market observable.
  In other assets, Investments on behalf of policyholders who bear the investment risk (unit linked products) include debt securities issued by foreign financial institutions, for which there is no active market available and the valuation is based on prices obtained from issuers.
  Loans which are carried at fair value and which are valued using discounted cash flow valuation techniques incorporating unobservable credit spreads.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and 2013 including realized and unrealized gains/(losses) included in earnings and OCI.

		2012
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	292	(27)	-	9	(14)	(228)	1	-	33
Greek government bonds	259	(27)	-	1	(5)	(228)	-	-	-
Debt securities issued by other governments and public sector entities	-	-	-	-	-	-	1		1
Debt securities issued by Greek financial institutions	-	-	-	7	(7)	-	-	-	-
Debt securities issued by foreign financial institutions	33	-	-	1	(2)	-	-	-	32
Net Derivatives	62	(10)	-	(26)	-	-	2	(36)	(8)
Available-for-sale securities	3,873	(205)	73	56	(80)	(1,936)	143	(1,457)	467
Greek government bonds	3,697	(213)	71	56	(23)	(1,924)	-	(1,457)	207
Corporate debt securities issued by companies incorporated in Greece	95	7	-	-	(15)	(12)	-	-	75
Corporate debt securities issued by companies incorporated outside Greece	81	1	2	-	(42)	-	143		185
Other assets	9	1	-	-	-	-	1		11
Long-term debt	-	-	-	-	-	-	600	-	600

	2013
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	33	7	-	-	(16)	-	-	-	24
Debt securities issued by foreign financial institutions	33	7	-	-	(16)	-	-	-	24
Net Derivatives	(8)	30	-	-	-	(13)	26	(18)	17
Available-for-sale securities	467	7	65	6	(182)	(22)	-	(61)	280
Greek government bonds	207	1	58	-	-	-	-	-	266
Corporate debt securities issued by companies incorporated in Greece	75	4	(4)	6	(74)	-	-	-	7
Corporate debt securities issued by companies incorporated outside Greece	185	2	11	-	(108)	(22)	-	(61)	7
Net Loans	-	-	-	-	-	-	76	-	76
Other assets	11	-	-	-	-	-	-	-	11
Long-term debt	600	210	-	-	-	-	-	(810)	-

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 61 million for the year ended December 31, 2012 and to EUR 2 million for the year ended December 31, 2013 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2013, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to NIL and EUR 28 million for trading assets and net derivatives respectively.

For the year ended December 31, 2012, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (1) million and EUR 2 million for trading assets and net derivatives respectively.

The Group conducts a review of the fair value hierarchy classifications on a periodic basis. During 2013, loans for which the Group has elected the fair value option, were transferred from Level 2 to Level 3.

Other transfers from Level 2 into Level 3 include derivative instruments for which the bilateral CVA adjustment is significant to the base fair value of the respective instruments.

The main transfer out of Level 3 relates to debt securities in issue which are valued based on market observable data and are no longer valued based on the price with which the Bank completed a tender offer. Additionally, certain AFS debt securities for which the liquidity adjustment is no longer appropriate were transferred out of the Level 3 category.

Quantitative Information about Level 3 Fair Value Measurements 2012

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	32	Price Based	Price	20.8	98.6
Other Trading debt securities	1	Price Based	Price	37.0	37.0
Available-for-sale Greek Government bonds	207	Discounted Cash Flows	Credit Spread over 30 years	821 bps	821 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	75	Price Based	Price	37.0	60.0
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	155	Discounted Cash Flows	Liquidity Factor Adjustment on Discounted Cash Flows Model	14.0%	25.0%
	30	Price Based	Price	93.8	99.0

Net Derivatives

Interest Rate Swaps	1	Discounted Cash Flows	FX Correlation	-0.25	0.85
	14		Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
	1		Constant Maturity Swap correlation between different tenors and currencies (quanto)	(0.10)	0.95
Credit Derivative	(26)	Internal Model	Expected Loss Rate	8.1%	8.1%
Other Derivatives	2	Market Standard Black Scholes Model	FX Pair Correlation	(0.10)	0.68
	(1)	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	1	Discounted Cash Flows - Internal Model (for CVA/DVA)	Credit Spread	100 bps	1000 bps

Other assets	11	Price Based	Price	101.0	101.0

LIABILITIES
Long Term Debt	600	Price Based	Price	70.0	70.0

Quantitative Information about Level 3 Fair Value Measurements 2013

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	16	Price Based	Price	26.4	98.7
Debt securities issued by financial institutions incorporated outside Greece	8	Price Based	Price	24.8	28.7
Available-for-sale Greek Government bonds	265	Discounted Cash Flows	Credit Spread over 30 years	156 bps	156 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	2	Price Based	Price	100.6	100.6
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	13	Price based	Price	93.8	93.8
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%
Net Loans	76	Discounted Cash Flows	Credit Spread	200 bps	1500 bps

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	100 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
Credit Derivative	(2)	Internal Model	Expected Loss Rate	0.8%	0.8%
Other Derivatives	5	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	3	Market Standard Black Scholes Model	FX pair correlation	0.28	0.68

Other assets	11	Price Based	Price	100.6	100.6

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

For structured interest rate derivatives a significant change in the correlation inputs (e.g. the degree of correlation between two different interest rates, or between interest rates and foreign exchange rates) would result in a significant impact to the fair value of the individual instrument; however the magnitude and the direction of the impact depends on whether the Group is long or short the exposure among other factors.  Due to the limited exposure the Group has related to these instruments a reasonable change in the above unobservable inputs would not be significant to the Group. Additionally, it interest rate derivatives include, interest rate swaps for which the bilateral credit risk adjustment is significant in comparison to the fair value. The counterparty credit-risk adjustment in these cases is mainly driven by the internal ratings of the counterparty. A reasonable increase in the credit spread of these entities would result in an insignificant change in the fair value of the Group's financial instruments.

Within Other Derivatives are derivatives whose valuation is dependent on an FX pair correlation or on the volatility of an index. A reasonable increase in the correlation or the volatility of the index would not result in a material change in the financial instruments fair value for the Group.

For Credit Derivatives the calculated fair value includes estimated expected loss rates as significant unobservable input. A reasonable increase in this input would result in an insignificant fair value change for the Group.

For Loans and advances to customers which the Group has elected the fair value option, the valuation includes a parameter which is not observable in the market, i.e. the credit spread of the client. A reasonable increase in the respective credit spreads used would not have a significant effect to their fair value for the Group.

The available-for-sale portfolio consists of a Greek Government debt security for which the credit spread up to its maturity is not market observable. A reasonable increase in the credit spread of the Hellenic Republic would result in a significantly lower market value for this financial instrument (see note 11).